COVER PAGE	Nov. 19, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	LUBY’S, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8308
Entity Tax Identification Number	74-1335253
Entity Address, Address Line One	13111 Northwest Freeway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	713
Local Phone Number	329-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000016099
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($0.32 par value per share)
Trading Symbol	LUB
Security Exchange Name	NYSE
Common Stock Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Common Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE